Fair Value Measurements (Details) - USD ($)		Sep. 30, 2016		Sep. 30, 2015
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset		$ (32,515,000)	[1]	$ (82,509,000)	[2]
Derivative Asset		11,626,000		9,600,000
Hedged portion of gas stored underground		52,578,000		43,901,000
Available-for-sale Securities		72,701,000		74,200,000
Total assets		136,905,000		127,701,000
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset		(82,865,000)	[1]	(125,983,000)	[2]
Derivative Liability		240,819,000		120,107,000
Additional Fair Value Elements [Abstract]
Debt Instrument Carrying Amount		2,460,000,000		2,460,000,000
Debt Instrument Fair Value		2,844,990,000
Money Market Funds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities		2,630,000		1,072,000
Equity Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities		38,677,000		40,619,000
Debt Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities		31,394,000		32,509,000
Distribution Segment [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset		0	[1]	0	[2]
Derivative Asset		4,851,000		746,000
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset		(25,670,000)	[1]	0	[2]
Derivative Liability		240,819,000		120,107,000
Cash Held In Margin Accounts Used to Offset Risk Management Liabilities		25,670,000		0
Cash Held In Margin Accounts Classified Current Risk Management Asset		0		0
Natural Gas Marketing Segment [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset		(32,515,000)	[1]	(82,509,000)	[2]
Derivative Asset		6,775,000	[3]	8,854,000	[4]
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset		(57,195,000)	[1]	(125,983,000)	[2]
Derivative Liability		0	[3]	0	[4]
Cash Held in Margin Accounts		24,700,000		43,500,000
Cash Held In Margin Accounts Used to Offset Risk Management Liabilities		17,905,000		34,620,000
Cash Held In Margin Accounts Classified Current Risk Management Asset		6,775,000		8,854,000
Fair Value Inputs Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement		0		0
Hedged portion of gas stored underground		52,578,000		43,901,000
Available-for-sale Securities		38,677,000		40,619,000
Total assets		91,255,000		84,520,000
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement		0		0
Fair Value Inputs Level 1 [Member] | Money Market Funds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities		0		0
Fair Value Inputs Level 1 [Member] | Equity Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities		38,677,000		40,619,000
Fair Value Inputs Level 1 [Member] | Debt Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities		0		0
Fair Value Inputs Level 1 [Member] | Distribution Segment [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement		0		0
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement		0		0
Fair Value Inputs Level 1 [Member] | Natural Gas Marketing Segment [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement		0		0
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement		0		0
Fair Value Inputs Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	[5]	44,141,000		92,109,000
Hedged portion of gas stored underground	[5]	0		0
Available-for-sale Securities	[5]	34,024,000		33,581,000
Total assets	[5]	78,165,000		125,690,000
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	[5]	323,684,000		246,090,000
Fair Value Inputs Level 2 [Member] | Money Market Funds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities	[5]	2,630,000		1,072,000
Fair Value Inputs Level 2 [Member] | Equity Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities	[5]	0		0
Fair Value Inputs Level 2 [Member] | Debt Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities	[5]	31,394,000		32,509,000
Fair Value Inputs Level 2 [Member] | Distribution Segment [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	[5]	4,851,000		746,000
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	[5]	266,489,000		120,107,000
Fair Value Inputs Level 2 [Member] | Natural Gas Marketing Segment [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement	[5]	39,290,000		91,363,000
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement	[5]	57,195,000		125,983,000
Fair Value Inputs Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement		0		0
Hedged portion of gas stored underground		0		0
Available-for-sale Securities		0		0
Total assets		0		0
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement		0		0
Fair Value Inputs Level 3 [Member] | Money Market Funds [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities		0		0
Fair Value Inputs Level 3 [Member] | Equity Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities		0		0
Fair Value Inputs Level 3 [Member] | Debt Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale Securities		0		0
Fair Value Inputs Level 3 [Member] | Distribution Segment [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement		0		0
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement		0		0
Fair Value Inputs Level 3 [Member] | Natural Gas Marketing Segment [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Asset, Fair Value, Gross Asset Including Not Subject to Master Netting Arrangement		0		0
Derivative Liability, Fair Value, Gross Liability Including Not Subject to Master Netting Arrangement		$ 0		$ 0

[1]	This column reflects adjustments to our gross financial instrument assets and liabilities to reflect netting permitted under our master netting agreements and the relevant authoritative accounting literature. In addition, as of September 30, 2016, we had $25.7 million of cash held in margin accounts to collateralize certain distribution financial instruments, which were used to offset current and noncurrent risk management liabilities. As of September 30, 2016 we also had $24.7 million of cash held in margin accounts to collateralize certain natural gas marketing financial instruments. Of this amount, $17.9 million was used to offset current and noncurrent risk management liabilities under master netting agreements and the remaining $6.8 million is classified as current risk management assets.
[2]	This column reflects adjustments to our gross financial instrument assets and liabilities to reflect netting permitted under our master netting agreements and the relevant authoritative accounting literature. In addition, as of September 30, 2015 we had $43.5 million of cash held in margin accounts to collateralize certain natural gas marketing financial instruments. Of this amount, $34.6 million was used to offset current and noncurrent risk management liabilities under master netting agreements and the remaining $8.9 million is classified as current risk management assets.
[3]	Natural gas marketing's risk management assets and liabilities have been classified as held for sale at September 30, 2016 related to the divestiture of our natural gas marketing business.
[4]	Natural gas marketing's risk management assets and liabilities have been classified as held for sale at September 30, 2015 related to the divestiture of our natural gas marketing business.
[5]	Our Level 2 measurements consist of over-the-counter options and swaps, which are valued using a market-based approach in which observable market prices are adjusted for criteria specific to each instrument, such as the strike price, notional amount or basis differences, municipal and corporate bonds, which are valued based on the most recent available quoted market prices and money market funds which are valued at cost.